AB Global Core Bond Portfolio
AB Global Core Bond Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks to provide a moderate to high rate of income that is subject to taxes.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AB Global Core Bond Portfolio AB Global Core Bond Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AB Global Core Bond Portfolio AB Global Core Bond Portfolio
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.05%	[1]
[1]	Restated to reflect current expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB Global Core Bond Portfolio AB Global Core Bond Portfolio USD ($)
After 1 Year	$ 5
After 3 Years	16
After 5 Years	28
After 10 Years	$ 64

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 150 % of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio invests, under normal circumstances, at least 80% of its net assets in fixed-income securities.  Fixed-income securities include, among other things, bonds. Under normal market conditions, the Portfolio invests at least 40% of its assets in fixed-income securities of non-U.S. issuers.  In addition, the Portfolio invests, under normal circumstances, in the fixed-income securities of issuers located in at least three countries. The Portfolio may invest in a broad range of fixed-income securities in both developed and emerging markets.  The Portfolio may invest across all fixed-income sectors, including U.S. and non-U.S. government and corporate debt securities. The Portfolio's investments may be denominated in local currency or U.S. Dollar-denominated. The Portfolio may invest in fixed-income securities with any maturity or duration.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio.  In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Adviser will actively manage the Portfolio's assets in relation to market conditions and general economic conditions and adjust the Portfolio's investments in an effort to best enable the Portfolio to achieve its investment objective.  Thus, the percentage of the Portfolio's assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of the relative yield and appreciation potential of such securities and the relationship of the country's currency to the U.S. Dollar.

The Portfolio may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch.  If a security has a split rating, then the Portfolio will use the higher rating.  If securities are downgraded to below Baa3 or BBB- or, if unrated, are determined by the Adviser to have undergone similar credit quality deterioration, the Adviser may retain such securities if the Adviser concludes that disposition would not be in the best interests of the Portfolio.

Unrated securities may be purchased by the Portfolio when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

The Portfolio may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating- rate instruments and preferred stock, and may use other investment techniques. To reduce volatility, the Adviser may hedge a significant portion of the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge its currency exposure, the Portfolio intends to use currency-related derivatives, including forward currency exchange contracts and futures contracts . The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives. The Portfolio may also invest in other derivatives, including, without limitation, credit default swaps and interest rate swaps. The Portfolio may, among other things, enter into transactions such as reverse repurchase agreements and dollar rolls.
PRINCIPAL RISKS
  Market Risk:  The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk:  Changes in interest rates will affect the value of investments in fixed-income securities.  When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments.  The Portfolio may be subject to a heightened risk of rising interest rates as the current period of historically low rates is beginning to end and rates have begun rising.  Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates.  The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security.  Fixed-income securities with longer durations have more risk and will decrease more in price as interest rates rise.  For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  Credit Risk:  An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.  The issuer or guarantor may default, causing a loss of the full principal amount of a security.  The degree of risk for a particular security may be reflected in its credit rating.  There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.  Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Inflation Risk:  This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  Foreign (Non-U.S.) Risk:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers.  These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk:  Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.
  Leverage Risk:  To the extent the Portfolio uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio's investments.
  Derivatives Risk:  Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Liquidity Risk:  Liquidity risk occurs when certain investments become difficult to purchase or sell.  Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio.  Causes of liquidity risk may include low trading volumes and large positions. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.
  Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.

Effective December 30, 2011, the Portfolio changed its name from AllianceBernstein Intermediate Duration Bond Portfolio to AllianceBernstein Global Core Bond Portfolio, eliminated its policy of limiting its investments in debt securities denominated in currencies other than the U.S. Dollars to 20% of its total assets, and adopted non-fundamental policies to invest at least 40% of its assets in securities of non-U.S. issuers. In addition, the Portfolio's portfolio management team was changed. The performance information shown below for periods prior to implementation of these changes may not be representative of performance the Portfolio will achieve under its new policies.
BAR CHART
The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2015 , the year-to-date unannualized return for the Portfolio's shares was 1.02%.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best Quarter was up 6.49%, 3rd quarter, 2009; and Worst Quarter was down -2.92%, 3rd quarter, 2008.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2014 )
Average Annual Total Returns - AB Global Core Bond Portfolio	1 Year	5 Years	Since Inception [1]	Inception Date
AB Global Core Bond Portfolio	7.77%	5.91%	5.66%	May 20, 2005
Barclays Global Aggregate Bond Index (U.S. hedged) (reflects no deduction for fees, expenses, or taxes)	7.59%	4.60%	4.65%
[1]	Inception date is 5/20/05.